Cash and cash equivalents (Details) € in Thousands, $ in Millions	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Cash and cash equivalents
Money market funds	€ 699,447
Term Accounts	50,001		€ 227,551	€ 217,451
Cash and bank balances	242,161		103,731	63,589
Total cash and cash equivalents	991,609	$ 576.1	331,282	281,040	€ 190,867
Cash and cash equivalents.	€ 991,609	$ 576.1	€ 331,282	€ 281,040	€ 190,867